Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Net Cash (used in) / provided by Operating Activities	$ 9,347	$ (278)
Cash Flows from Investing Activities:
Advances for vessels under construction	(98,257)	(90,927)
Net proceeds from sale / exchange of vessels (Note 1)	10,000	109,624
Investments in affiliates	(4,599)	0
Net fixed assets sales	0	35
Net Cash provided by / (used in) Investing Activities	(90,830)	11,287
Cash Flows from Financing Activities:
Proceeds from debt (Note 7)	74,800	60,200
Principal payments of debt (Note 7)	(3,418)	(9,484)
Prepayment of debt	0	(81,738)
Consideration paid in excess of purchase price over book value of vessels	0	(60,850)
Proceeds from equity offerings	0	113,795
Equity offerings costs	0	(7,489)
Redemptions of Series E Shares	0	(24,569)
Derivative financial instruments termination payments	0	(1,379)
Payment of financing costs	(834)	(1,155)
Net Cash (used in) / provided by Financing Activities	70,548	(12,669)
Net decrease in cash and cash equivalents and restricted cash	(10,935)	(1,660)
Cash and cash equivalents and restricted cash at beginning of year	23,328	13,271
Cash and cash equivalents and restricted cash at end of the period	12,393	11,611
Cash breakdown
Cash and cash equivalents	8,393	5,611
Restricted cash, non-current	4,000	6,000
SUPPLEMENTAL CASH FLOW INFORMATION
Capital expenditures included in Accounts payable/ Accrued liabilities/ Due to related parties	333	21
Capitalized fees relating to Investments in unconsolidated Joint Ventures / Affiliates included in Due to Related Parties	702	453
Beneficial conversion feature of Series E Shares	0	1,067
Interest paid net of capitalized interest	3,588	9,794
Finance fees included in Accounts payable/Accrued liabilities/Due to related parties	184	558
Dividends of Series E Shares included in Due to Related Parties (Note 5)	1,779	0
Offering expenses included in liabilities	0	364
Settlement of Excess consideration over acquired assets and capital expenditures with issuances of Series E Shares	0	14,350
Settlement of Dividends with issuances of Series E Shares	0	2,554
Reversal of equity offering costs not payable	0	(235)
Unpaid Excess of consideration over carrying value of acquired assets included in Due to Related Parties	0	1,150
Deemed dividend equivalents on Series E Shares related to redemption value	0	2,253
Carrying value of net assets of companies acquired	3,131	0
Settlement of related party payables	1,150	0
The 2017 Joint Venture [Member]
Cash Flows from Investing Activities:
Net proceeds from the sale of Investments in unconsolidated joint ventures (2017 Joint Venture)	0	19,555
The 2020 Joint Venture [Member]
Cash Flows from Investing Activities:
Investments in unconsolidated joint ventures (2020 Joint Venture)	0	(27,000)
Returns of investments in unconsolidated joint ventures (2020 Joint Venture)	$ 2,026	$ 0